COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Year ending December 31,	RMB
2014	8,101,999
2015	3,048,529
2016	1,946,349
2017	1,644,217
2018	543,913
Thereafter	861,194
Total	16,146,201